Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The following table sets forth our future annual repayment of contractual commitments as of March 31, 2018:

	Year Ended March 31,
	2019	2020	2021	2022	2023	Thereafter	Total
	(Amounts in millions)
Contractual commitments by expected repayment date (off-balance sheet arrangements)
Film obligation and production loan commitments(1)	$566.9	$182.6	$137.5	$67.0	$14.6	$14.1	$982.7
Interest payments(2)	113.6	111.7	109.2	106.4	103.1	185.9	729.9
Operating lease commitments	24.1	25.5	30.0	23.6	29.1	34.9	167.2
Other contractual obligations	153.0	61.3	26.4	10.5	4.2	—	255.4
Total future commitments under contractual obligations(3)(4)	$857.6	$381.1	$303.1	$207.5	$151.0	$234.9	$2,135.2
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(1)
Film obligation commitments include distribution and marketing commitments, minimum guarantee commitments and program rights commitments. Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which we will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. Program rights commitments represent contractual commitments under programming license agreements related to films that are not available for exhibition until some future date (see below for further details). Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.

(2)
Includes cash interest payments on the Company's debt, excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.

(3)
Not included in the amounts above is a $869.3 million dissenting shareholders' liability associated with the Starz Merger, which is classified as a current liability based on the timing of the scheduled trial set to commence in the second half of fiscal 2019 (see Note 2).

(4)
Not included in the amounts above are $101.8 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that we are unable to make sufficiently reliable estimations of future payments (see Note 11).

The Company is obligated to pay programming fees for all qualifying films that are released theatrically in the U.S. by Sony’s Columbia Pictures, Screen Gems, Sony Pictures Classics and TriStar labels through 2021. The Company does not license films produced by Sony Pictures Animation. The programming fees to be paid by the Company to Sony are based on the quantity and domestic theatrical exhibition receipts of qualifying films. Since the term of the output programming agreement with Sony applies to all films released theatrically through December 31, 2021, the Company is obligated to pay fees for films that have not yet been released in theaters. The Company is unable to estimate the amounts to be paid under these agreements for films that have not yet been released in theaters, however, such amounts are expected to be significant.  The Company has also entered into agreements with a number of other motion picture producers and are obligated to pay fees for the rights to exhibit certain films that are released by these producers.
Operating Leases. The Company has operating leases for offices, back-up transponder capacity and equipment. Certain of the Company's operating leases for its Corporate and United Kingdom offices include certain lease and leasehold improvement incentives. These amounts and the required lease payments are aggregated and amortized on a straight line basis to rent expense over the lease period.
The operating lease for the Company's principal office expires in August 2023. The Company incurred rental expense of $20.7 million during the year ended March 31, 2018 (2017 — $15.6 million; 2016 — $14.2 million).
Multiemployer Benefit Plans. The Company contributes to various multiemployer pension plans under the terms of collective bargaining agreements that cover its union-represented employees. The Company makes periodic contributions to these plans in accordance with the terms of applicable collective bargaining agreements and laws but does not sponsor or administer these plans. The risks of participating in these multiemployer pension plans are different from single-employer pension plans such that (i) contributions made by the Company to the multiemployer pension plans may be used to provide benefits to employees of other participating employers; (ii) if the Company chooses to stop participating in certain of these multiemployer pension plans, it may be required to pay those plans an amount based on the underfunded status of the plan, which is referred to as a withdrawal liability; and (iii) actions taken by a participating employer that lead to a deterioration of the financial health of a multiemployer pension plan may result in the unfunded obligations of the multiemployer pension plan to be borne by its remaining participating employers.
The Company does not participate in any multiemployer benefit plans that are considered to be individually significant to the Company, and as of March 31, 2018, all except two of the largest plans in which the Company participates were funded at a level of 80% or greater. The other two plans, the Motion Picture Industry Pension Plan and the Screen Actors Guild - Producers Pension Plan were funded at 67.40% and 78.15%, respectively for the 2017 plan year, but neither of these plans were considered to be in endangered, critical, or critical and declining status in the 2017 plan year. Total contributions made by the Company to multiemployer pension and other benefit plans for the years ended March 31, 2018, 2017 and 2016 were $70.9 million, $59.4 million, and $60.0 million, respectively.
If the Company ceases to be obligated to make contributions or otherwise withdraws from participation in any of these plans, applicable law requires the Company to fund its allocable share of the unfunded vested benefits, which is known as a withdrawal liability. In addition, actions taken by other participating employers may lead to adverse changes in the financial condition of one of these plans, which could result in an increase in the Company's withdrawal liability.
Contingencies

From time to time, the Company is involved in certain claims and legal proceedings arising in the normal course of business. In addition, the matters discussed below under the captions Litigation and Appraisal have arisen in connection with the Starz Merger.

The Company establishes an accrued liability for legal claims when the Company determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.

Due to the inherent difficulty of predicting the outcome of litigation and claims, the Company often cannot predict what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss, if any, related to each pending matter may be. Accordingly, at this time, the Company has determined a loss related to these matters in excess of accrued liabilities is reasonably possible, however a reasonable estimate of the possible loss or range of loss cannot not be made at this time.

The Company believes a portion of the losses that may be recognized, if any, would ultimately be recovered from insurance proceeds.

Litigation

Between July 19, 2016 and August 30, 2016, seven putative class action complaints were filed by purported Starz stockholders in the Court of Chancery of the State of Delaware. These actions have been consolidated into In re Starz Stockholder Litigation, Consolidated C.A. No. 12584-VCG, and the plaintiffs in the consolidated action filed a verified consolidated class action complaint on August 16, 2016. On August 18, 2016, plaintiffs filed a motion for expedited proceedings. On September 22, 2016, the court denied the motion. The defendants filed answers to the verified consolidated class action complaint on January 24, 2017. On May 17, 2018, the plaintiffs filed a verified amended consolidated class action complaint.  The amended complaint names as defendants former members of the board of directors of Starz Susan Lyne, Andrew Heller, Greg Maffei, Christopher Albrecht, Daniel E. Sanchez, and Charles Y. Tanabe.  The amended complaint also names as defendants Dr. Malone and Lions Gate.  The amended complaint alleges, among other things, that the members of the Starz board of directors breached fiduciary duties owed to Starz and the holders of Starz Series A common stock in connection with the merger and related transactions; that Dr. Malone is a controlling stockholder of Starz who breached fiduciary duties owed to other Starz stockholders in connection with the merger and related transactions; and that Lions Gate aided and abetted such breaches of fiduciary duty. The court has entered a scheduling order providing for a trial to commence in the second half of fiscal 2019. Defendants intend to defend the action vigorously.

On August 9, 2016, a putative class action complaint was filed by a purported Starz stockholder in the District Court for the City and County of Denver, Colorado: Gross v. John C. Malone, et al., 2016-CV-32873. The complaint names as defendants the members of the board of directors of Starz, Dr. Malone and Mr. Bennett, as well as Lions Gate and Merger Sub. The complaint alleges, among other things, that the members of the Starz board of directors breached fiduciary duties owed to Starz and the holders of Starz Series A common stock in connection with the merger and the transactions contemplated by the merger agreement, and that Dr. Malone, Mr. Bennett, Lions Gate, and Merger Sub aided and abetted such breaches of fiduciary duty. On December 10, 2016, the court granted the defendants’ unopposed motion to stay the action pending final resolution of the consolidated Delaware action.

On October 7, 2016, a putative class action complaint was filed by a purported Lions Gate stockholder in the Supreme Court of the State of New York for the County of Nassau: Levy v. Malone, et al., Index No. 607759/2016. The complaint names as defendants Lions Gate and the members of its board of directors. The complaint alleges, among other things, that the members of the Lions Gate board of directors breached fiduciary duties owed to Lions Gate stockholders and/or aided and abetted breaches of fiduciary duties by others in connection with the proposed merger, and that Lions Gate and the members of its board of directors failed to disclose material information in the amended joint proxy statement/ prospectus on Form S-4/A filed on September 7, 2016 in connection with the proposed merger. On November 8, 2016, plaintiff filed a motion to preliminarily enjoin the proposed merger and for expedited discovery. On November 23, 2016, the parties entered into a stipulation of settlement resolving the action, and on November 25, 2016, filed a stipulation withdrawing plaintiff’s motion. On July 14, 2017, the court preliminarily approved the settlement, ordered that notice of the settlement be sent to class members, and scheduled a hearing for August 30, 2017 to determine whether to finally approve the settlement. On October 30, 2017, the court issued an order and judgment finally approving the settlement.

Appraisal

Between December 8, 2016 and March 16, 2017, five verified petitions for appraisal were filed by purported Starz stockholders in the Court of Chancery of the State of Delaware. These actions have been consolidated into In re Starz Appraisal, Consolidated C.A. No. 12968-VCG. Starz has answered the petitions, and the court has entered a scheduling order providing for a trial to commence in the second half of fiscal 2019. Starz intends to defend the action vigorously.